Employee Benefit Plans - Additional Information (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
SERP
Deferred Compensation Arrangement With Individual Excluding Share Based Payments And Postretirement Benefits [Line Items]
Compensation expense	$ 200,000	$ 200,000	$ 200,000
Bonus | Nonqualified Savings Plan
Deferred Compensation Arrangement With Individual Excluding Share Based Payments And Postretirement Benefits [Line Items]
Percentage of contribution made by participants to Savings Plan	80.00%
Other Eligible Compensation | Nonqualified Savings Plan
Deferred Compensation Arrangement With Individual Excluding Share Based Payments And Postretirement Benefits [Line Items]
Percentage of contribution made by participants to Savings Plan	50.00%
Performance Units Awards
Deferred Compensation Arrangement With Individual Excluding Share Based Payments And Postretirement Benefits [Line Items]
Compensation expense	10,300,000	6,200,000	6,400,000
Award vesting period	3 years	3 years	3 years
Awards outstanding	0
401(k) Savings Plan | Nonqualified Savings Plan
Deferred Compensation Arrangement With Individual Excluding Share Based Payments And Postretirement Benefits [Line Items]
Percentage of contribution made by participants to Savings Plan	75.00%
Percentage of matching contribution by employer	50.00%
Percentage of matching contribution by employee	5.00%
Rate at which company contributions vest	20.00%
Company's vested contribution	100.00%
Company's consolidated contributions	$ 1,000,000	$ 1,100,000	$ 1,000,000